Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.31%
FNMA	6.00%	8-1-2054	$2,266,852	$2,278,372
FNMA%%	6.50	1-15-2055	2,810,000	2,867,956
GNMA%%	5.00	1-15-2055	455,000	441,368
GNMA%%	5.50	1-15-2055	855,000	847,932
GNMA%%	6.00	1-15-2055	2,805,000	2,823,408
GNMA%%	6.50	1-15-2055	4,110,000	4,180,379
Total agency securities (Cost $13,494,063)				13,439,415
Asset-backed securities: 5.97%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	151,823
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	225,000	220,330
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	350,000	361,875
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	202,118	203,932
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	336,875	319,059
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	340,000	335,774
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.29	10-16-2036	270,000	257,856
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	200,000	200,754
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	285,000	288,037
Ziply Fiber Issuer LLC Series 2024-1A Class B144A	7.81	4-20-2054	300,000	308,880
Total asset-backed securities (Cost $2,665,525)				2,648,320
Corporate bonds and notes: 25.41%
Basic materials: 0.56%
Chemicals: 0.48%
LYB International Finance III LLC	5.50	3-1-2034	220,000	215,804
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	35,000	34,374
Communications: 3.26%
Advertising: 0.15%
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	64,000	67,022
Internet: 1.37%
Arches Buyer, Inc.144A	6.13	12-1-2028	65,000	58,030
Booking Holdings, Inc.	4.13	5-12-2033	200,000	218,350
Cablevision Lightpath LLC144A	5.63	9-15-2028	53,000	49,166
MercadoLibre, Inc.	3.13	1-14-2031	200,000	173,299
Uber Technologies, Inc.144A	4.50	8-15-2029	110,000	106,380
				605,225
Media: 1.33%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	126,000	102,223
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	45,000	28,949
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40%	12-1-2061	$110,000	$73,220
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	90,000	91,739
CSC Holdings LLC144A	5.50	4-15-2027	46,000	41,170
DISH Network Corp.144A	11.75	11-15-2027	64,000	67,788
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	95,000	90,668
Sirius XM Radio LLC144A	5.50	7-1-2029	100,000	95,881
				591,638
Telecommunications: 0.41%
CommScope LLC144A	6.00	3-1-2026	84,000	83,580
Level 3 Financing, Inc.144A	3.75	7-15-2029	14,000	10,827
Level 3 Financing, Inc.144A	4.50	4-1-2030	29,000	24,046
Level 3 Financing, Inc.144A	10.75	12-15-2030	57,000	63,592
				182,045
Consumer, cyclical: 3.04%
Airlines: 0.10%
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	34,899	34,547
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	9,098	9,292
				43,839
Apparel: 0.10%
Crocs, Inc.144A	4.13	8-15-2031	50,000	43,501
Auto manufacturers: 0.95%
Ford Motor Co.	3.25	2-12-2032	80,000	66,536
Ford Motor Co.	6.10	8-19-2032	75,000	74,637
Ford Motor Credit Co. LLC	5.11	5-3-2029	200,000	194,793
Hyundai Capital America144A	5.30	3-19-2027	85,000	85,670
				421,636
Entertainment: 0.51%
Warnermedia Holdings, Inc.	4.28	3-15-2032	90,000	79,308
Warnermedia Holdings, Inc.	5.14	3-15-2052	200,000	148,601
				227,909
Leisure time: 0.34%
Sabre Global, Inc.144A	10.75	11-15-2029	145,000	149,588
Lodging: 0.17%
Las Vegas Sands Corp.	6.20	8-15-2034	75,000	75,420
Retail: 0.48%
Kohl’s Corp.	4.63	5-1-2031	92,000	73,610
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	98,000	92,001
See accompanying notes to portfolio of investments
2 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Michaels Cos., Inc.144A	7.88%	5-1-2029	$48,000	$29,117
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	19,000	19,865
				214,593
Toys/games/hobbies: 0.39%
Mattel, Inc.144A	5.88	12-15-2027	170,000	170,309
Consumer, non-cyclical: 2.73%
Commercial services: 1.39%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	69,000	62,870
GEO Group, Inc.	8.63	4-15-2029	137,000	144,697
GEO Group, Inc.	10.25	4-15-2031	40,000	43,610
Global Payments, Inc.	4.88	3-17-2031	200,000	218,740
Global Payments, Inc.	5.95	8-15-2052	50,000	48,469
Upbound Group, Inc.144A	6.38	2-15-2029	100,000	97,211
				615,597
Healthcare-services: 0.81%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	73,000	75,316
Cigna Group	5.60	2-15-2054	115,000	107,705
Elevance Health, Inc.	5.85	11-1-2064	60,000	57,882
Star Parent, Inc.144A	9.00	10-1-2030	94,000	97,629
UnitedHealth Group, Inc.	5.63	7-15-2054	20,000	19,414
				357,946
Pharmaceuticals: 0.53%
AdaptHealth LLC144A	5.13	3-1-2030	71,000	64,337
Bausch Health Americas, Inc.144A	8.50	1-31-2027	43,000	35,368
Cencora, Inc.	5.15	2-15-2035	140,000	136,481
				236,186
Energy: 2.99%
Energy-alternate sources: 0.13%
TerraForm Power Operating LLC144A	4.75	1-15-2030	60,000	55,462
Oil & gas: 1.26%
Apache Corp.	5.10	9-1-2040	25,000	21,785
Apache Corp.	5.25	2-1-2042	110,000	95,373
California Resources Corp.144A	8.25	6-15-2029	49,000	49,688
ConocoPhillips Co.	5.50	1-15-2055	105,000	99,844
ConocoPhillips Co.	5.65	1-15-2065	20,000	18,904
Coterra Energy, Inc.	5.40	2-15-2035	45,000	43,636
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	32,000	32,651
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	33,000	34,815
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	96,000	88,781
Nabors Industries, Inc.144A	9.13	1-31-2030	73,000	74,238
				559,715
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 0.23%
Bristow Group, Inc.144A	6.88%	3-1-2028	$58,000	$57,697
Oceaneering International, Inc.	6.00	2-1-2028	47,000	46,359
				104,056
Pipelines: 1.37%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	53,000	53,386
Boardwalk Pipelines LP	3.40	2-15-2031	25,000	22,335
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	23,000	24,103
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	40,000	40,016
EnLink Midstream Partners LP	5.05	4-1-2045	20,000	17,187
Prairie Acquiror LP144A	9.00	8-1-2029	135,000	139,081
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	90,000	88,434
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	82,000	77,643
Venture Global LNG, Inc.144A	8.38	6-1-2031	48,000	50,061
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	91,000	95,145
				607,391
Financial: 8.14%
Banks: 2.46%
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	170,000	165,464
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	60,000	60,334
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	90,000	86,901
JPMorgan Chase & Co. (U.S. SOFR+1.55%)±	5.53	11-29-2045	85,000	82,973
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	90,000	88,215
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	335,000	287,017
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	110,000	106,009
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	50,000	54,676
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	150,000	159,447
				1,091,036
Diversified financial services: 1.41%
Aircastle Ltd.144A	5.95	2-15-2029	110,000	112,289
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	205,000	215,234
Computershare U.S., Inc.	1.13	10-7-2031	200,000	174,635
PRA Group, Inc.144A	5.00	10-1-2029	135,000	123,489
				625,647
Insurance: 1.81%
AssuredPartners, Inc.144A	5.63	1-15-2029	57,000	57,598
BroadStreet Partners, Inc.144A	5.88	4-15-2029	58,000	56,114
CNO Financial Group, Inc.	6.45	6-15-2034	140,000	144,640
See accompanying notes to portfolio of investments
4 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Guardian Life Insurance Co. of America144A	4.85%	1-24-2077	$45,000	$37,351
MetLife, Inc.	6.40	12-15-2036	265,000	270,119
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	30,000	27,741
Pine Street Trust III144A	6.22	5-15-2054	100,000	100,910
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	60,000	53,376
Reinsurance Group of America, Inc.	6.00	9-15-2033	55,000	56,527
				804,376
Investment Companies: 0.66%
Ares Capital Corp.	2.88	6-15-2028	85,000	78,352
Blue Owl Capital Corp.	2.63	1-15-2027	225,000	212,488
				290,840
REITS: 1.80%
Brandywine Operating Partnership LP	8.30	3-15-2028	101,000	106,710
EPR Properties	3.75	8-15-2029	110,000	101,910
Essential Properties LP	2.95	7-15-2031	160,000	136,212
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2031	110,000	100,613
Iron Mountain, Inc.144A	4.50	2-15-2031	50,000	45,710
Mid-America Apartments LP	4.95	3-1-2035	110,000	106,000
Omega Healthcare Investors, Inc.	3.63	10-1-2029	100,000	92,236
Piedmont Operating Partnership LP	9.25	7-20-2028	100,000	109,722
				799,113
Industrial: 1.06%
Aerospace/defense: 0.20%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	78,000	86,315
Building materials: 0.30%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	95,000	91,034
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	46,000	40,456
				131,490
Engineering & construction: 0.37%
MasTec, Inc.144A	4.50	8-15-2028	170,000	164,815
Trucking & leasing: 0.19%
GATX Corp.	4.00	6-30-2030	90,000	85,199
Technology: 1.41%
Computers: 0.30%
Kyndryl Holdings, Inc.	4.10	10-15-2041	165,000	130,687
Semiconductors: 0.26%
Entegris, Inc.144A	4.75	4-15-2029	85,000	81,388
Intel Corp.	5.60	2-21-2054	40,000	35,077
				116,465
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software: 0.85%
AthenaHealth Group, Inc.144A	6.50%	2-15-2030		$104,000	$98,836
Cloud Software Group, Inc.144A	8.25	6-30-2032		73,000	75,230
Cloud Software Group, Inc.144A	9.00	9-30-2029		52,000	52,796
Oracle Corp.	4.10	3-25-2061		210,000	150,759
					377,621
Utilities: 2.22%
Electric: 2.22%
Black Hills Corp.	6.00	1-15-2035		45,000	46,402
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		85,000	86,417
Duke Energy Corp.	3.85	6-15-2034		200,000	207,492
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054		85,000	88,426
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		100,000	99,971
Eversource Energy	5.95	7-15-2034		110,000	112,690
Oglethorpe Power Corp.	4.25	4-1-2046		90,000	69,911
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		200,000	199,702
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		75,000	73,496
					984,507
Total corporate bonds and notes (Cost $11,531,305)					11,267,367
Foreign corporate bonds and notes: 18.14%
Communications: 2.66%
Telecommunications: 2.66%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	133,640
Koninklijke KPN NV	3.88	7-3-2031	EUR	200,000	215,890
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	150,000	155,377
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	100,000	95,206
Telefonica Emisiones SA	4.18	11-21-2033	EUR	200,000	216,232
Vmed O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	150,000	158,300
Vodafone Group PLC (UK Gilts 5 Year+3.84%)±	8.00	8-30-2086	GBP	150,000	203,466
					1,178,111
Consumer, cyclical: 2.12%
Apparel: 0.46%
Kering SA	3.38	2-27-2033	EUR	200,000	203,890
Auto manufacturers: 0.45%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	200,000	199,202
Entertainment: 0.72%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	100,000	101,314
Universal Music Group NV	4.00	6-13-2031	EUR	200,000	215,881
					317,195
See accompanying notes to portfolio of investments
6 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Lodging: 0.49%
AccorInvest Group SA	6.38%	10-15-2029	EUR	200,000	$217,926
Consumer, non-cyclical: 2.96%
Biotechnology: 0.23%
Cidron Aida Finco Sarl	5.00	4-1-2028	EUR	100,000	101,720
Commercial services: 1.46%
Amber Finco PLC	6.63	7-15-2029	EUR	200,000	218,875
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	200,000	211,308
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	200,000	218,149
					648,332
Food: 0.41%
Market Bidco Finco PLC	5.50	11-4-2027	GBP	150,000	179,335
Healthcare-services: 0.63%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	150,000	169,150
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-14-2028	EUR	100,000	108,890
					278,040
Pharmaceuticals: 0.23%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	100,000	102,900
Energy: 1.39%
Oil & gas: 0.90%
Aker BP ASA	1.13	5-12-2029	EUR	100,000	94,531
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	100,000	114,318
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	200,000	192,741
					401,590
Oil & gas services: 0.49%
OEG Finance PLC	7.25	9-27-2029	EUR	200,000	216,299
Financial: 6.04%
Banks: 4.41%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	400,000	408,436
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	214,193
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	200,000	221,928
Commerzbank AG (3 Month EURIBOR+2.10%)±	4.63	1-17-2031	EUR	200,000	217,586
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	400,000	440,752
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	227,887
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	200,000	223,942
					1,954,724
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Insurance: 0.49%
AXA SA	3.63%	1-10-2033	EUR	200,000	$216,215
Real estate: 0.63%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	100,000	103,266
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	180,000	179,025
					282,291
REITS: 0.51%
Unibail-Rodamco-Westfield SE (EURIBOR ICE Swap Rate 11:00am+4.00%)ʊ±	7.25	7-3-2028	EUR	200,000	226,518
Industrial: 0.21%
Engineering & construction: 0.21%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	100,000	93,425
Technology: 0.50%
Computers: 0.50%
Teleperformance SE	5.75	11-22-2031	EUR	200,000	221,425
Utilities: 2.26%
Electric: 1.35%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.86%)ʊ±	7.50	12-31-2029	EUR	200,000	228,647
Enel Finance International NVøø	0.75	6-17-2030	EUR	195,000	178,188
Engie SA	2.13	3-30-2032	EUR	200,000	192,064
					598,899
Gas: 0.43%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	200,000	192,805
Water: 0.48%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	200,000	212,655
Total foreign corporate bonds and notes (Cost $8,251,209)					8,043,497
Foreign government bonds: 11.24%
Australia: 0.94%
Australia##	2.75	11-21-2028	AUD	700,000	415,865
Brazil: 1.07%
Brazil##	10.00	1-1-2029	BRL	3,500,000	476,283
Indonesia: 0.77%
Indonesia##	6.88	4-15-2029	IDR	5,500,000,000	339,777
Malaysia: 1.52%
Malaysia##	3.88	3-14-2025	MYR	3,000,000	671,722
South Africa: 1.60%
Republic of South Africa##	8.00	1-31-2030	ZAR	14,000,000	710,599
See accompanying notes to portfolio of investments
8 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
United Kingdom: 5.34%
U.K. Gilts##	3.25%	1-31-2033	GBP	1,525,000	$1,748,670
U.K. Gilts##	4.13	7-22-2029	GBP	500,000	619,948
					2,368,618
Total foreign government bonds (Cost $5,156,936)					4,982,864

	Shares
Investment companies: 0.72%
Exchange-traded funds: 0.72%
SPDR Portfolio High Yield Bond ETF	13,596	319,098
Total investment companies (Cost $324,129)		319,098

			Principal
Loans: 0.67%
Consumer, cyclical: 0.40%
Auto parts & equipment: 0.14%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.85	3-30-2027	$64,832	60,725
Housewares: 0.10%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.11	10-30-2029	45,000	45,217
Retail: 0.16%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	75,000	72,711
Financial: 0.14%
Insurance: 0.14%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.72	1-31-2028	65,000	63,329
Technology: 0.13%
Software: 0.13%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.61	11-28-2028	55,000	55,344
Total loans (Cost $300,053)				297,326
Non-agency mortgage-backed securities: 5.08%
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	250,000	224,052
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	7.09	12-15-2039	360,000	361,237
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	405,000	355,388
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.46	1-15-2036	360,000	343,350
RCKT Mortgage Trust Series 2024-CES9 Class A1A144Aøø	5.58	12-25-2044	250,000	250,065
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	360,000	360,339
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	360,000	357,755
Total non-agency mortgage-backed securities (Cost $2,275,046)				2,252,186
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 12.89%
U.S. Treasury Bonds##	4.25%	8-15-2054	$800,000	$730,561
U.S. Treasury Bonds##	4.63	11-15-2044	150,000	145,441
U.S. Treasury Notes##	4.13	11-30-2029	2,325,000	2,298,585
U.S. Treasury Notes##	4.13	11-30-2031	100,000	97,865
U.S. Treasury Notes##	4.25	12-31-2026	1,500,000	1,500,123
U.S. Treasury Notes##	4.25	11-15-2034	965,000	939,849
Total U.S. Treasury securities (Cost $5,759,438)				5,712,424
Yankee corporate bonds and notes: 9.39%
Basic materials: 0.40%
Chemicals: 0.40%
OCI NV144A	6.70	3-16-2033	175,000	176,422
Consumer, cyclical: 0.15%
Airlines: 0.15%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	67,000	67,421
Consumer, non-cyclical: 0.52%
Beverages: 0.42%
Coca-Cola Icecek AS144A	4.50	1-20-2029	200,000	189,302
Pharmaceuticals: 0.10%
Bausch Health Cos., Inc.144A	6.13	2-1-2027	48,000	43,560
Energy: 1.82%
Oil & gas: 1.28%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	185,366	184,465
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	70,000	66,702
Eni SpA144A	5.95	5-15-2054	200,000	192,015
TotalEnergies Capital SA	5.43	9-10-2064	95,000	88,108
Woodside Finance Ltd.	5.70	9-12-2054	40,000	37,315
				568,605
Pipelines: 0.54%
Enbridge, Inc.	5.95	4-5-2054	20,000	19,767
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	225,000	217,515
				237,282
Financial: 5.88%
Banks: 5.08%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	150,000	146,850
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	200,000	199,537
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	200,000	183,646
See accompanying notes to portfolio of investments
10 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75%	8-16-2029	$200,000	$204,455
Credit Agricole SA (5 Year USD Swap Rate+6.19%)144Aʊ±	8.13	12-23-2025	225,000	229,534
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	220,000	216,793
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	220,000	224,294
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	200,000	171,003
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	250,000	215,079
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	200,000	198,920
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	200,000	201,308
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	65,000	61,907
				2,253,326
Diversified financial services: 0.61%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	150,000	154,376
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	110,000	113,182
				267,558
Insurance: 0.19%
Intact Financial Corp.144A	5.46	9-22-2032	85,000	84,830
Industrial: 0.25%
Engineering & construction: 0.07%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	30,000	31,015
Machinery-diversified: 0.18%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	79,000	78,942
Utilities: 0.37%
Electric: 0.37%
Comision Federal de Electricidad144A	3.35	2-9-2031	200,000	165,713
Total yankee corporate bonds and notes (Cost $4,224,260)				4,163,976
Yankee government bonds: 3.32%
Benin: 0.47%
Benin144A##	7.96	2-13-2038	220,000	207,403
Colombia: 0.45%
Colombia##	8.00	11-14-2035	200,000	201,100
Dominican Republic: 0.40%
Dominican Republic144A	4.88	9-23-2032	200,000	178,400
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 11

Portfolio of investments—December 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Ivory Coast: 0.44%
Ivory Coast144A		8.25%	1-30-2037	$200,000	$194,260
Mexico: 0.44%
Mexico##		6.35	2-9-2035	200,000	195,350
Panama: 0.58%
Panama		2.25	9-29-2032	200,000	139,638
Panama		4.50	1-19-2063	200,000	116,998
					256,636
Peru: 0.46%
Corp. Financiera de Desarrollo SA144A##		5.95	4-30-2029	200,000	202,292
Romania: 0.08%
Romanian144A		5.75	3-24-2035	40,000	35,691
Total yankee government bonds (Cost $1,522,935)					1,471,132
Total investments in securities (Cost $55,504,899)	123.14%				54,597,605
Other assets and liabilities, net	(23.14)				(10,261,512)
Total net assets	100.00%				$44,336,093

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	433,199	AUD	680,000	Morgan Stanley, Inc.	3-31-2025	$12,253	0
USD	207,155	BRL	1,300,000	Morgan Stanley, Inc.	3-31-2025	0	(228)
USD	309,362	BRL	1,935,000	Morgan Stanley, Inc.	3-31-2025	682	0
USD	9,692,675	EUR	9,180,000	Morgan Stanley, Inc.	3-31-2025	146,094	0
See accompanying notes to portfolio of investments
12 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
EUR	60,000	USD	63,350	Morgan Stanley, Inc.	3-31-2025	$0	$(954)
EUR	645,000	USD	671,819	Morgan Stanley, Inc.	3-31-2025	0	(1,062)
EUR	35,000	USD	36,520	Morgan Stanley, Inc.	3-31-2025	0	(123)
USD	3,005,866	GBP	2,370,000	Morgan Stanley, Inc.	3-31-2025	40,824	0
GBP	24,000	USD	30,438	Morgan Stanley, Inc.	3-31-2025	0	(412)
USD	322,088	ZAR	5,900,000	Morgan Stanley, Inc.	3-31-2025	11,924	0
USD	672,872	MYR	3,000,000	Morgan Stanley, Inc.	4-2-2025	0	(203)
						$211,777	$(2,982)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	29	3-31-2025	$5,981,096	$5,962,672	$0	$(18,424)
5-Year U.S. Treasury Notes	25	3-31-2025	2,695,261	2,657,617	0	(37,644)
Short
10-Year Euro BUND Index	(1)	3-6-2025	(141,061)	(138,224)	2,837	0
2-Year Euro SCHATZ	(12)	3-6-2025	(1,332,499)	(1,329,844)	2,655	0
5-Year Euro-BOBL Futures	(45)	3-6-2025	(5,540,739)	(5,493,836)	46,903	0
Ultra 10-Year U.S. Treasury Notes	(60)	3-20-2025	(6,828,429)	(6,678,750)	149,679	0
					$202,074	$(56,068)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX.NA.HY.S43	5.00%	Quarterly	12-20-2029	USD	450,000	$35,444	$38,931	$0	$(3,487)
Markit iTraxx Europe Crossover S42	5.00	Quarterly	12-20-2029	EUR	1,350,000	112,263	123,641	0	(11,378)
Sell Protection
Markit CDX Emerging Markets Index S42	1.00	Quarterly	12-20-2029	USD	200,000	(6,194)	(4,850)	0	(1,344)
								$0	$(16,209)
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 13

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
14 | Allspring Income Plus ETF

Notes to portfolio of investments—December 31, 2024 (unaudited)
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Allspring Income Plus ETF | 15

Notes to portfolio of investments—December 31, 2024 (unaudited)
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$13,439,415	$0	$13,439,415
Asset-backed securities	0	2,648,320	0	2,648,320
Corporate bonds and notes	0	11,267,367	0	11,267,367
Foreign corporate bonds and notes	0	8,043,497	0	8,043,497
Foreign government bonds	0	4,982,864	0	4,982,864
Investment companies	319,098	0	0	319,098
Loans	0	297,326	0	297,326
Non-agency mortgage-backed securities	0	2,252,186	0	2,252,186
U.S. Treasury securities	5,712,424	0	0	5,712,424
Yankee corporate bonds and notes	0	4,163,976	0	4,163,976
Yankee government bonds	0	1,471,132	0	1,471,132
	6,031,522	48,566,083	0	54,597,605
Forward foreign currency contracts	0	211,777	0	211,777
Futures contracts	202,074	0	0	202,074
Total assets	$6,233,596	$48,777,860	$0	$55,011,456
Liabilities
Forward foreign currency contracts	$0	$2,982	$0	$2,982
Futures contracts	56,068	0	0	56,068
Swap contracts	0	16,209	0	16,209
Total liabilities	$56,068	$19,191	$0	$75,259
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
16 | Allspring Income Plus ETF

Notes to portfolio of investments—December 31, 2024 (unaudited)
As of December 31, 2024, $230,000  was segregated as cash collateral for these open futures contracts and $149,068  was segregated as cash collateral for swap contracts.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Income Plus ETF | 17